OPERATING EXPENSES - Fees for services, maintenance, materials and supplies (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING EXPENSES
Maintenance and materials	$ (8,533)	$ (4,300)	$ (5,271)
Fees for services	(7,629)	(2,930)	(2,619)
Directors and Supervisory Committee's fees	(99)	(24)	(22)
Total fees for services, maintenance, materials and supplies	$ (16,261)	$ (7,254)	$ (7,912)